Notes Payable to Banks (Schedule of Information on Notes Payable) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Japanese Yen [Member] JPY (¥)	Dec. 31, 2011 Japanese Yen [Member] JPY (¥)	Dec. 31, 2012 Hong Kong Dollar [Member] HKD	Dec. 31, 2011 Hong Kong Dollar [Member] HKD	Dec. 31, 2012 Japan [Member] EUR (€)	Dec. 31, 2011 Japan [Member] EUR (€)	Dec. 31, 2012 ASMPT [Member] EUR (€)	Dec. 31, 2011 ASMPT [Member] EUR (€)
Short-term Debt [Line Items]
Short-term debt outstanding	€ 61,675	€ 40,680	¥ 0	¥ 775,000	630,686	331,144	€ 0	€ 7,734	€ 61,675	€ 32,946